Equity - Summary of Movement of Number of Shares and Share Capital (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) shares		Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2016 INR (₨) shares
Disclosure of classes of share capital [line items]
Shares issued pursuant to Rights issue					₨ 74,332,200,000
Shares issued	₨ 0	[1]		₨ 45,500,000
Top of range [member]
Disclosure of classes of share capital [line items]
Shares issued	₨ 50,000
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares at the beginning | shares	2,887,348,428		2,887,348,428	2,887,203,602	2,736,713,122
Shares issued pursuant to Rights issue | shares					150,490,480
Shares issued | shares	266		266	144,826
Shares at the end | shares	2,887,348,694		2,887,348,694	2,887,348,428	2,887,203,602
Shares at the beginning	₨ 5,775,200,000			₨ 5,774,800,000	₨ 5,473,800,000
Shares issued pursuant to Rights issue					301,000,000
Shares issued	0			400,000
Shares at the end	₨ 5,775,200,000		$ 88.6	₨ 5,775,200,000	₨ 5,774,800,000
'A' Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares at the beginning | shares	508,502,291		508,502,291	508,476,704	481,966,945
Shares issued pursuant to Rights issue | shares					26,509,759
Shares issued | shares	80		80	25,587
Shares at the end | shares	508,502,371		508,502,371	508,502,291	508,476,704
Shares at the beginning	₨ 1,017,000,000			₨ 1,017,000,000	₨ 964,000,000
Shares issued pursuant to Rights issue					53,000,000
Shares issued	0			0
Shares at the end	1,017,000,000		$ 15.6	₨ 1,017,000,000	₨ 1,017,000,000
'A' Ordinary shares [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Shares issued	₨ 50,000

[1]	* less than Rs. 50,000